Note 7 - Business Combinations (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of detailed information about business combinations [text block]
$000’s
PURCHASE CONSIDERATION
Consideration in the Company’s shares (8,823,541 ordinary shares)	43,697
ASSETS
Current assets
Cash	10,229
Trade accounts receivable	10,255
Other receivables	1,753
Property plant and equipment	630
Software	99
Trade names and trademarks	5,400
Technology related assets	4,700
Customer relationships & user base	9,700

LIABILITIES
Current liabilities
Trade and other payables	(9,058)
Term loans	(832)
Provisions	(300)
Income tax payable	(953)
Term loans	(675)
Deferred tax liabilities	(4,695)
FAIR VALUE OF NET IDENTIFIABLE ASSETS AND LIABILITIES ASSUMED	26,253
GOODWILL	17,444
$000’s
Property plant and equipment	3,282
Intangible assets - tradename	900
Intangible assets - software technology	6,100
Intangible assets - customer relationships	4,200
Intangible assets - favorable lease	100
Other assets	3,497
Cash and cash equivalents	4,455
Trade receivables	22,863
Credit facility	(14,431)
Trade and other payables	(21,189)
Deferred tax liability	(436)
Provisional fair value of net identifiable assets and liabilities assumed	9,341
Goodwill	11,066
Total consideration	20,407
Satisfied by:
Cash	8,944
Deferred consideration	11,463
Total consideration transferred	20,407
Net cash outflow arising on acquisition:
Cash consideration	8,944
Less cash and cash equivalents acquired	(4,455)
Total net cash outflow arising on acquisition	4,489
$000’s
Property plant and equipment	6,944
Intangible assets - tradename	1,200
Intangible assets - software technology	15,900
Intangible assets - customer relationships	26,600
Intangible assets - favorable lease	1,418
Other assets	5,067
Cash and cash equivalents	42,487
Trade receivables	37,940
Trade and other payables	(37,241)
Net deferred tax liability	(1,128)
Provisional fair value of net identifiable assets and liabilities assumed	99,187
Goodwill	64,245
Total consideration	163,432
Satisfied by:
Settlement of pre-existing trading relationships	950
Cash	61,569
Share consideration	100,913
Total consideration transferred	163,432
Net cash outflow arising on acquisition:
Cash consideration	61,569
Less cash and cash equivalents acquired	(42,487)
Total net cash outflow arising on acquisition	19,082